Provisions - Summary of Provisions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provisions [Line Items]
At January 1, 2023	£ 4,146,000
Additions	21,000
Reverse unused	(46,000)
Utilized	(3,810,000)
Transfer from prepayments, accrued income and other receivables	(247,000)
Effect of foreign currency exchange differences	(6,000)
At December 31, 2023	58,000
Current		£ 4,100,000
Non-current	58,000	46,000
Total provisions	58,000
Legal Proceedings [member]
Disclosure Of Provisions [Line Items]
At January 1, 2023	4,100,000
Reverse unused	(46,000)
Utilized	(3,801,000)
Transfer from prepayments, accrued income and other receivables	(247,000)
Effect of foreign currency exchange differences	(6,000)
Dilapidations [member]
Disclosure Of Provisions [Line Items]
At January 1, 2023	46,000
Additions	21,000
Utilized	(9,000)
At December 31, 2023	58,000
Non-current	58,000
Total provisions	£ 58,000	£ 46,000